SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
-PRC
Gross deferred tax assets	54,598
Less: valuation allowance	(54,598)
Total deferred tax assets, net
UNITED STATES
Deferred tax assets:
-PRC
HONG KONG
Deferred tax assets:
-PRC
People's Republic of China [Member]
Deferred tax assets:
-PRC	$ 54,598